Accounts Receivable and Accrued Revenues	12 Months Ended
Dec. 31, 2018
Trade And Other Current Receivables [Abstract]
Accounts Receivable and Accrued Revenues

15. ACCOUNTS RECEIVABLE AND ACCRUED REVENUES

As at December 31,	2018	2017
Accruals	614	1,379
Prepaids and Deposits	45	64
Partner Advances	237	94
Trade	251	193
Joint Operations Receivables	37	51
Other	54	49
	1,238	1,830